Shareholder Report, Line Graph (Details) 197352_P-E Global Enhanced International Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Dec. 28, 2022	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 13,731	$ 12,813	$ 11,090	$ 10,000	$ 17,070
MSCI EAFE Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index Net (USD)
Accumulated Value	$ 15,084	$ 13,247	$ 11,094	$ 10,000	$ 18,346